Intangible Assets - PVIF and other intangibles (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Balance at the end of the period	£ 1,500
Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,577	£ 1,400
Additions	229	222
Amortisation charge	(165)	(95)
Disposals and transfers		(17)
Exchange differences and other movements	(8)	67
Balance at the end of the period	1,633	1,577
Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	2,175	1,874
Balance at the end of the period	2,383	2,175
Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(598)	(474)
Balance at the end of the period	(750)	(598)
Shareholder-backed | PVIF
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	43	45
Amortisation charge	(7)	(8)
Exchange differences and other movements		6
Balance at the end of the period	36	43
Shareholder-backed | PVIF | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	226	209
Balance at the end of the period	227	226
Shareholder-backed | PVIF | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(183)	(164)
Balance at the end of the period	(191)	(183)
Shareholder-backed | Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,432	1,258
Additions	173	172
Amortisation charge	(121)	(52)
Disposals and transfers		(3)
Exchange differences and other movements	(3)	57
Balance at the end of the period	1,481	1,432
Shareholder-backed | Distribution rights | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	1,628	1,387
Balance at the end of the period	1,793	1,628
Shareholder-backed | Distribution rights | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(196)	(129)
Balance at the end of the period	(312)	(196)
Shareholder-backed | Other intangibles (including software)
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	102	97
Additions	56	50
Amortisation charge	(37)	(35)
Disposals and transfers		(14)
Exchange differences and other movements	(5)	4
Balance at the end of the period	116	102
Shareholder-backed | Other intangibles (including software) | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	321	278
Balance at the end of the period	363	321
Shareholder-backed | Other intangibles (including software) | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Balance at the beginning of the period	(219)	(181)
Balance at the end of the period	£ (247)	£ (219)